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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                        Commission File Number: 811-08200

                           NOTIFICATION OF LATE FILING

(Check One):    [_] Form 10-K   [_] Form 11-K   [_] Form 20-F   [_] Form 10-Q
                [X] Form N-SAR  [_] Form N-CSR

       For Period Ended:  June 30, 2003
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      [_]   Transition Report on Form 10-K
      [_]   Transition Report on Form 20-F
      [_]   Transition Report on Form 11-K
      [_]   Transition Report on Form 10-Q
      [_]   Transition Report on Form N-SAR
      For the Transition Period Ended:  _________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herin.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I - REGISTRANT INFORMATION

Bridgeway Funds, Inc.
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Full Name of Registrant

Bridgeway Fund, Inc.
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Former Name if Applicable

5615 Kirby Drive, Suite 518
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Address of Principal Executive Office (Street and Number)

Houston, TX 77005
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City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

    | (a) The reasons described in reasonable detail in Part III of this form
    | could not be eliminated without unreasonable effort or expense;
    |
    | (b) The subject annual report, semi-annual report, transition report on
    | Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion
    | thereof will be filed on or before the 15th calendar day following the
[X] | prescribed due date; or the subject quarterly report or transition report
    | on Form 10-Q, or portion thereof will be filed on or before the fifth
    | calendar day following the prescribed due date; and
    |
    | (c) The accountant's statement or other exhibit required by Rule 12b-25(c) | has been attached if applicable.


PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR or the transition report portion thereof, could not be filed within the prescribed time period.

Bridgeway Funds, Inc. requires additional time to file Form N-SAR so that it can compile the necessary information to file a complete and accurate document.
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PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

     John Montgomery                   713          661-3500
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         (Name)                     (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the
     answer is no, identify report(s).                        [X] Yes [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                              [_] Yes [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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                             Bridgeway Funds, Inc.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:   August 28, 2003                By:  /s/ John Montgomery
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                                          President, Bridgeway Funds, Inc.